Cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Cash flow information
Schedule of cash used in operations

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Loss before income tax	(976,633)	(1,163,816)	(1,762,436)
Depreciation and amortization	287,554	354,027	459,856
Net impairment losses on financial and contract assets	—	2,224	45,167
Gain on disposal of lease assets and derecognition of lease liabilities (Note 8)	—	(5,232)	—
Gain on disposal of property, plant and equipment (Note 8)	—	—	(13,267)
Expected credit loss on financial guarantee contracts	11,229	286,387	127,312
Share-based payments expenses (Note 24)	376	7,751	76,364
Fair value adjustment to derivatives (Note 8)	—	2,438	244
Net gain on financial assets at fair value through profits or loss (Note 8)	(22,667)	(102,582)	(38,891)
Share of losses of associate and joint venture (Note 14)	2,747	15,442	14,854
Gain on dilution of investment in associate (Note 14)	—	(7,641)	—
Finance costs	85,590	160,654	172,672
Interest from loans to related parties (Note 32(b))	—	—	(417)
Interest from restricted cash	—	(104,234)	(109,592)
Interest from exchange fund bills	—	—	(45)
Changes in working capital :
Trade receivables	(15,818)	(218,275)	(445,568)
Contract assets	—	(109,815)	(29,187)
Prepayments and other receivables	(250,889)	34,507	(95,163)
Trade and other payable	515,585	130,598	(350,268)
Contract liabilities	26,206	39,600	(4,184)
Payroll and welfare payables	108,035	188,829	136,824
	(228,685)	(489,138)	(1,815,725)

Schedule of non-cash investing and financing activities

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Acquisition of right‑of‑use properties by leasing (Note 12)	33,039	225,638	46,479
Recognition of redemption liability to acquire non‑controlling interests (Note 33)	—	188,080	44,105
	33,039	413,718	90,584

Schedule of gross debt and gross debt reconciliation

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Restricted cash	3,996,238	3,440,289
Cash and cash equivalents	565,027	1,077,875
Financial assets at fair value through profit or loss	2,540,925	1,690,967
Lease liabilities (Note 26)	(209,320)	(189,689)
—due within one year	(82,452)	(101,889)
—due after one year	(126,868)	(87,800)
Borrowings — repayable within one year	(3,386,100)	(3,218,566)
	3,506,770	2,800,876
Cash and liquid investments	7,102,190	6,209,131
Gross debt — fixed interest rates	(3,595,420)	(3,408,255)
	3,506,770	2,800,876

			Financial
			assets at
			fair value	Liabilities from
			through	financing activities
	Restricted	Cash and cash	profit or	Lease
	cash	equivalents	loss	liabilities	Borrowings	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2017	—	78,158	772,844	(131,970)	(1,016,320)	(297,288)
Cash flows	1,100	769,609	90,422	50,432	(500,000)	411,563
Acquisition of right‑of‑use assets	—	—	—	(33,039)	—	(33,039)
Other Changes(i)		—	—	(6,135)	14,074	7,939
As at December 31, 2017	1,100	847,767	863,266	(120,712)	(1,502,246)	89,175

Cash flows	3,590,548	(295,312)	1,674,278	83,727	(1,815,337)	3,237,904
Acquisition of right‑of‑use assets	—	—	—	(225,638)	—	(225,638)
Other Changes(i)	404,590	12,572	3,381	53,303	(68,517)	405,329
As at December 31, 2018	3,996,238	565,027	2,540,925	(209,320)	(3,386,100)	3,506,770

Cash flows	(708,033)	507,942	(924,307)	76,895	326,663	(720,840)
Acquisition of subsidiaries (Note 33)	—	—	35,458	—	(9,850)	25,608
Acquisition of right-of-use assets	—	—	—	(46,479)	—	(46,479)
Other Changes(i)	152,084	4,906	38,891	(10,785)	(149,279)	35,817
As at December 31, 2019	3,440,289	1,077,875	1,690,967	(189,689)	(3,218,566)	2,800,876
(i)	Other changes include accrued interests, disposal, foreign currency translation differences and other non‑cash movements.